Stock-based compensation - Fair value input (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation
Risk-free interest rate	3.60%
Employee stock option
Stock-based compensation
Expected volatility, minimum	89.00%	88.00%	88.00%	89.00%
Expected volatility, maximum	91.00%	90.00%	90.00%	94.00%
Dividend yield	0.00%		0.00%
Minimum | Employee stock option
Stock-based compensation
Risk-free interest rate		2.30%	3.00%	0.40%
Expected term	5 years	5 years 4 months 24 days	5 years 4 months 24 days	5 years
Maximum | Employee stock option
Stock-based compensation
Risk-free interest rate		3.00%	4.20%	1.30%
Expected term	7 years	7 years	7 years	6 years 1 month 6 days